Schedule of prepaid expenses and other current assets (Details) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Value added tax (VAT)	€ 420,366	€ 1,170,634
Research and development tax credit	766,680	833,000
Advances payments to suppliers	34,439	34,108
Other current assets	247,946	64,664
Other prepaids	193,866	378,148
Total	€ 1,663,297	€ 2,480,554